                                             Stable Value Investment Class
                                             Prospectus
[LOGO OF MORGAN STANLEY INVESTMENT MANAGEMENT]

MAS Funds

 January 31, 2001 (As Revised June 1, 2001)


 MAS Funds (the "Fund") is a no-load mutual
 fund consisting of 29 different investment
 portfolios, 4 of which are described in this
 prospectus. Miller Anderson & Sherrerd, LP
 (the "Adviser"), an investment advisory
 affiliate of Morgan Stanley Investment
 Management Inc., is the Fund's investment
 adviser. This prospectus offers Investment
 Class Shares of the following portfolios
 (each a "Portfolio" and collectively the
 "Portfolios"):
 ______________________________________________________________________________

 Cash Reserves Portfolio
 ______________________________________________________________________________

 Fixed Income Portfolio
 ______________________________________________________________________________

 Intermediate Duration Portfolio
 ______________________________________________________________________________

 Targeted Duration Portfolio
 ______________________________________________________________________________

 This Prospectus must be preceded or
 accompanied by the Disclosure Memorandum for the Morgan Stanley Stable Value Fund.
Client Services:
1-800-354-8185

Prices and Investment Results:
www.morganstanley.com/im

Investment Adviser
Miller Anderson & Sherrerd, LP

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


Investment Summary                         1
--------------------------------------------
Portfolios
--------------------------------------------
Cash Reserves                              2
--------------------------------------------
Fixed Income                               3
--------------------------------------------
Intermediate Duration                      5
--------------------------------------------
Targeted Duration                          7
--------------------------------------------

Fees and Expenses of the Portfolios        9
--------------------------------------------
Investment Strategies and Related Risks   10
--------------------------------------------
General Shareholder Information           14
--------------------------------------------
Fund Management                           15
--------------------------------------------
Financial Highlights                      18
--------------------------------------------

                                             MAS Funds

                                             Investment Summary
[LOGO OF MORGAN STANLEY INVESTMENT MANAGEMENT]

INVESTMENT SUMMARY


This section explains each Portfolio's:

 .Investment Objective
 .Principal Investment Strategy
 .Principal Risks

Investor Suitability
The Portfolios may be suitable for long-term investors who can accept the risks of investing in the stock and bond markets.

The Portfolios are designed principally for investment by fiduciary investors who are entrusted with the responsibility of investing assets held for the benefit of others.

While the Portfolios consider whether their securities transactions will generate distributions taxable at capital gain or ordinary income rates, minimizing such taxes is not a principal investment strategy.

Each Portfolio in this prospectus is a diversified fund for purposes of the Investment Company Act of 1940 ("1940 Act") and complies with the diversification requirements of the Internal Revenue Code.

                                             MAS Funds

                                             Investment Summary
[LOGO OF MORGAN STANLEY INVESTMENT MANAGEMENT]

CASH RESERVES PORTFOLIO


 Dollar
 weighted
 average
 maturity
 less than
 90 days
 ------------
 100% of
 non-U.S.
 Government
 securities
 rated A-
 1/P-1 or
 better by
 Moody's or
 Standard &
 Poor's at
 time of
 purchase
 ------------
 Individual
 maturities
 397 days or
 less
 ------------
 Benchmark:
 Salomon
 1-Month
 Treasury
 Bill Index;
 Lipper
 Money
 Market
 Average
 ------------
 Ticker Symbol:
 Not
 Available
 ------------
 CUSIP No.:
 552-913-543
 ------------
 Portfolio
 Managers
 Dale R.
 Albright,
 Michael J.
 Davey and
 Jonathan R.
 Page
OBJECTIVE
The Cash Reserves Portfolio seeks to realize maximum current income, consistent with the preservation of capital and liquidity.

APPROACH
The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in liquid, high quality money market instruments of private financial and non-financial corporations, as well as obligations of the U.S. Government and its agencies and instrumentalities. The Portfolio's average weighted maturity will not exceed 90 days, and no individual security will have a remaining maturity in excess of 397 days.

PROCESS
The Portfolio's Sub-Adviser, Morgan Stanley Dean Witter Advisors Inc., determines the appropriate average maturity for the Portfolio based on the shape of the money market yield curve and its view of the direction of short term interest rates over the next one to six months. Securities are selected on the basis of their value, adjusted for risk. The Sub-Adviser invests in a variety of securities in order to diversify credit risk and interest rate risk. The Sub-Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities, when a security is downgraded, or for liquidity needs.

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

                                    [GRAPH]

Cash Reserves Portfolio
Commenced operations on August 16, 1999

                 %
2000           6.03

High Quarter   12/31/00     1.56%
Low quarter     3/31/00     1.36%

Average Annual Total Return (as of 12/31/00)
--------------------------------------------------------------------------------

                               Cash            Salomon 1-month         Lipper Money
                             Reserves           Treasury Bill             Market
                             Portfolio              Index                Average
-----------------------------------------------------------------------------------
One Year                       6.03                 5.64                   5.68
-----------------------------------------------------------------------------------
Since Inception 8/16/99        5.79                 5.34                   5.44
-----------------------------------------------------------------------------------

The bar chart and table show the Portfolio's Investment Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 year period and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index and the Lipper Money Market Average, an index that shows the performance of other money market funds. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future. You may obtain the Portfolio's SEC 7-day current yield at www.morganstanley.com/im or by calling 1-800-354-8185.

                                             MAS Funds

                                             Investment Summary
[LOGO OF MORGAN STANLEY INVESTMENT MANAGEMENT]

                             Fixed Income Portfolio


 Generally
 at least
 65% of
 total
 Portfolio
 assets
 invested in
 fixed
 income
 securities
 ------------
 Average
 weighted
 maturity
 generally
 greater
 than 5
 years
 ------------
 At least
 80%
 investment
 grade
 securities
 at time of
 purchase
 ------------
 Up to 20%
 high yield
 securities
 at time of
 purchase
 ------------
 May invest
 over 50% in
 mortgage
 securities
 ------------
 Benchmark:
 Salomon
 Broad
 Investment
 Grade Index
 ------------
 Ticker Symbol:
 MAFIX
 ------------
 CUSIP No.:
 552-913-568
 ------------
 Portfolio
 Managers
 W. David
 Armstrong,
 Thomas L.
 Bennett,
 Kenneth B.
 Dunn and
 Roberto M.
 Sella

OBJECTIVE
The Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years.

APPROACH
The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio ordinarily will maintain an average weighted maturity in excess of five years. Although there is no minimum or maximum maturity for any individual security, the Adviser actively manages the interest rate risk of the Portfolio within a range relative to the benchmark. The Portfolio may invest opportunistically in non-dollar denominated securities and in below investment grade securities. The Adviser may use futures, swaps and other types of derivatives in managing the Portfolio.

PROCESS
The Adviser employs a value approach toward fixed income investing. The Adviser's research teams identify relative attractiveness among corporate, mortgage and U.S. Government securities, and also may consider the relative attractiveness of non-dollar denominated issues. The Adviser relies upon value measures to guide its decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk, focusing on the level of real interest rates, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations. The Adviser's management team builds an investment portfolio designed to take advantage of its judgment on these factors, while balancing the overall risk of the Portfolio. The Adviser may sell securities or exit positions when it believes that expected risk-adjusted return is low compared to other investment opportunities.

PRINCIPAL RISKS
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating.


                                    [GRAPH]

Fixed Income Portfolio
Commenced operations on October 15, 1996
                %
1997          9.52
1998          6.72
1999          (.73)
2000         10.63

High Quarter           6/30/97           3.98%
Low Quarter            6/30/99          -1.66%

Average Annual Total Return (as of 12/31/00)
--------------------------------------------------------------------------------

                                  Fixed Income                      Salomon Broad
                                   Portfolio                   Investment Grade Index
-------------------------------------------------------------------------------------
One Year                             10.63                              11.60
-------------------------------------------------------------------------------------
Since Inception 10/15/96              6.78                               7.32
-------------------------------------------------------------------------------------

The bar chart and table show the Portfolio's Investment Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 year period and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

                                             MAS Funds

                                             Investment Summary
[LOGO OF MORGAN STANLEY INVESTMENT MANAGEMENT]

Fixed Income Portfolio (Continued)

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price.

Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio's return may be reduced if prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio's mortgage securities.

Foreign fixed income securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments.

The Portfolio is subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

                                             MAS Funds

                                             Investment Summary
[LOGO OF MORGAN STANLEY INVESTMENT MANAGEMENT]

INTERMEDIATE DURATION PORTFOLIO


 Generally
 at least
 65% of
 total
 Portfolio
 assets
 invested in
 fixed
 income
 securities
 ------------
 100%
 investment
 grade
 securities
 at time of
 purchase
 ------------
 Average
 duration 2-
 5 years
 ------------
 May invest
 over 50% in
 mortgage
 securities
 ------------
 Benchmark:
 Lehman
 Brothers
 Intermediate
 Government/
 Credit
 Index
 ------------
 Ticker Symbol:
 Not
 Available
 ------------
 CUSIP No.:
 552-913-220
 ------------
 Portfolio
 Managers
 Angelo G.
 Manioudakis,
 Charles
 Moon and
 Scott F.
 Richard

OBJECTIVE
The Intermediate Duration Portfolio seeks above average total return over a market cycle of three to five years.

APPROACH
The Portfolio seeks value in the fixed income market with only a moderate sensitivity to changes in interest rates. The Portfolio invests primarily in a diversified mix of U.S. Government securities, investment grade corporate bonds and mortgage securities. The Portfolio also may invest, to a limited extent, in non-dollar denominated securities. The Portfolio generally maintains an average duration between two and five years. The Adviser uses futures, swaps and other derivatives to manage the Portfolio.

PROCESS
The Adviser employs a value approach toward fixed income investing. The Adviser makes securities and sector decisions based on the anticipated tradeoff between long-run expected return and risk. The Adviser relies upon value measures, including the attractiveness of the extra yield offered by non-Treasury securities, the level of real interest rates, and the steepness of the yield curve, to guide its decision regarding duration management, and country, sector and security selection.

Teams of portfolio managers implement strategies based on these types of value measures. Sector teams seek specific bonds within each sector, while a portfolio team seeks to ensure that the aggregate risk exposures to changes in the level of interest rates and yield spreads match the Portfolio's objective. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

PRINCIPAL RISKS
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating.

Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio's return may be reduced if prepayments occur and the Portfolio has to

                                    [GRAPH]

Intermediate Duration Portfolio
Commenced operations on August 16, 1999

                %
2000          8.99

High Quarter     12/31/00       3.82%
Low Quarter       3/31/00       0.21%

Average Annual Total Return (as of 12/31/00)
--------------------------------------------------------------------------------

                                                                        Lehman Brothers
                                    Intermediate                         Intermediate
                                      Duration                         Government/Credit
                                     Portfolio                              Index
----------------------------------------------------------------------------------------
One Year                                8.99                                 10.12
----------------------------------------------------------------------------------------
Since Inception 8/16/99                 8.14                                  8.24
----------------------------------------------------------------------------------------

The bar chart and table show the Portfolio's Investment Class Shares performance year-by-year, best and worst performance for a quarter, and average annual total return for the past 1 year period and since inception. The table also shows the corresponding returns of the Portfolio's benchmark index. The variability of performance over time provides an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

                                             MAS Funds

                                             Investment Summary
[LOGO OF MORGAN STANLEY INVESTMENT MANAGEMENT]

INTERMEDIATE DURATION PORTFOLIO (Continued)

reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio's mortgage securities.

Foreign fixed income securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments.

The Portfolio is subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

                                             MAS Funds

                                             Investment Summary
[LOGO OF MORGAN STANLEY INVESTMENT MANAGEMENT]


                                     (Not currently open)
 TARGETED
 DURATION
 PORTFOLIO


 Generally
 at least
 65% of
 total
 Portfolio
 assets
 invested in
 fixed
 income
 securities
 ------------
 Average
 duration
 will
 approximate
 the
 benchmark
 (currently
 1.7 years)
 ------------
 At least
 80%
 investment
 grade
 securities
 at time of
 purchase
 ------------
 Up to 20%
 high yield
 securities
 at time of
 purchase
 ------------
 May invest
 over 50% in
 mortgage
 securities
 ------------
 Benchmark:
 Merrill
 Lynch 1-3
 Year
 Government
 Bond Index
 ------------
 Ticker
 Symbol: Not
 Available
 ------------
 CUSIP No.:
 Not
 Available
 ------------
 Portfolio
 Managers
 David S.
 Horowitz
 and Scott
 F. Richard

OBJECTIVE
The Targeted Duration Portfolio seeks above-average total return consistent with reasonable risk.

APPROACH
The Portfolio seeks value in the fixed income market without significant sensitivity to changes in interest rates. The Portfolio invests primarily in U.S. Government securities, investment grade and below investment grade corporate bonds and mortgage securities, and, to a limited extent, non-dollar denominated securities, regardless of maturity. The average duration of the Portfolio is similar to that of the Merrill Lynch 1-3 Year Treasury Index, which generally ranges between zero and 3 years. The Adviser uses futures, swaps and other derivatives to manage the Portfolio.

PROCESS
The Adviser employs a value approach toward fixed income investing. The Adviser makes securities and sector decisions based on the anticipated tradeoff between long-run expected return and risk. The Adviser relies upon value measures, including the attractiveness of the extra yield offered by non-Treasury securities, the level of real interest rates, and the steepness of the yield curve, to guide its decision regarding duration management, and country, sector and security selection. Teams of portfolio managers implement strategies based on these types of value measures. Sector teams seek specific bonds within each sector, while a portfolio team seeks to ensure that the aggregate risk exposures to changes in the level of interest rates and yield spreads match the Portfolio's objective. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

PRINCIPAL RISKS
The Portfolio is subject to various risks that could adversely affect its net asset value, yield and total return. It is possible for an investor to lose money by investing in the Portfolio.

The Portfolio is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating.

The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity and sudden and substantial decreases in price.

Mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio's return may be reduced if prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio's mortgage securities.

Foreign fixed income securities may involve greater risks than those issued by U.S. companies or the U.S. government. Economic, political and other events unique to a country or region will affect those markets and their issuers, but may not affect the U.S. market or similar U.S. issuers. Some of the Portfolio's investments may be denominated in a foreign currency. Changes in the values of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments.

                                             MAS Funds

                                             Investment Summary
[LOGO OF MORGAN STANLEY INVESTMENT MANAGEMENT]


 TARGETED
 DURATION
 PORTFOLIO (Continued)

The Portfolio is subject to the risks of using derivatives. A derivative instrument may involve risks different from, or greater than, the risks of investing directly in the underlying asset. A derivative instrument may be illiquid and changes in its value may not correlate to changes in the value of its underlying asset, which may magnify losses.

Please see "Investment Strategies and Related Risks" for further information about these and other risks of investing in the Portfolio.

PERFORMANCE INFORMATION
No performance information is provided because the Targeted Duration Portfolio has not commenced operations.

                                             MAS Funds

                                             Fees and Expenses of the
                                             Portfolios
[LOGO OF MORGAN STANLEY INVESTMENT MANAGEMENT]

FEES AND EXPENSES OF THE PORTFOLIOS






The Securities and Exchange Commission (the "Commission") requires all funds to disclose in the table to the right the fees and expenses that you may pay if you buy and hold shares of the Portfolios. The Portfolios do not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)

------------------------------------------------------------------------------
                                                                 Total Annual
                             Management Distribution   Other    Fund Operating
                                Fees    (12b-1) Fees Expenses*     Expenses
------------------------------------------------------------------------------
Cash Reserves Portfolio         .25%        None       .34%          .59%***
------------------------------------------------------------------------------
Fixed Income Portfolio         .375%        None       .25%          .63%
------------------------------------------------------------------------------
Intermediate Duration
 Portfolio                     .375%        None       .31%          .69%
------------------------------------------------------------------------------
Targeted Duration Portfolio    .375%        None       .34%**        .72%***
------------------------------------------------------------------------------

 Total Annual Fund Operating Expenses reflected in the table above may be higher than the expenses actually deducted from portfolio assets because of the effect of expense offset arrangements and/or voluntary waivers.
 *  Other expenses include a shareholder servicing fee of .15%.
 **  Other Expenses are based on estimated amounts for the current year.
*** The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse the Portfolios so that total expenses will not exceed the rate shown in the table below. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

---------------------------------------------------------------------
                               Total Annual Fund Operating Expenses
                             After MAS Waiver/Reimbursement & Offsets
---------------------------------------------------------------------
Cash Reserves Portfolio                        .47%
---------------------------------------------------------------------
Targeted Duration Portfolio                    .60%
---------------------------------------------------------------------

The example assumes that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. For Portfolios that have been in operation for 6 months or less, the example is limited to 3 years. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.

Example
This example is intended to help you compare the cost of investing in each Portfolio with the cost of investing in other mutual funds.

----------------------------------------------------------------
                                 1 Year 3 Years 5 Years 10 Years
----------------------------------------------------------------
Cash Reserves Portfolio           $60    $189    $329     $738
----------------------------------------------------------------
Fixed Income Portfolio            $64    $202    $351     $786
----------------------------------------------------------------
Intermediate Duration Portfolio   $70    $221    $384     $859
----------------------------------------------------------------
Targeted Duration Portfolio       $74    $230    $ -      $ -
----------------------------------------------------------------

                                             MAS Funds

                                             Investment Strategies and Related
                                             Risks
[LOGO OF MORGAN STANLEY INVESTMENT MANAGEMENT]

Investment Strategies and Related Risks

This section discusses in greater detail the Portfolio's principal investment strategies and the other types of investments that the Portfolios may make. Please read this section in conjunction with the earlier summaries.

FIXED INCOME SECURITIES
Fixed income securities are securities that pay a fixed rate of interest until a stated maturity date. Fixed income securities include U.S. Government securities, securities issued by federal or federally sponsored agencies ("agencies"), corporate bonds and notes, asset-backed securities, mortgage securities, high yield securities, municipal bonds, loan participations and assignments, zero coupon bonds, convertible securities, Yankee Bonds, repurchase agreements, commercial paper and cash equivalents.

These securities are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The maturity and duration of a fixed income instrument also affects the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger price changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers.

Adjustable rate securities pay a floating or variable rate of interest. The interest rates on these securities will vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Some obligations carry a demand feature permitting the holder to tender them back to the issuer or to a third party at par value before maturity. Fixed income securities include inverse floaters, which are designed to respond in a targeted fashion to changes in interest rates.

Fixed income securities may be called (redeemed by the issuer) prior to final maturity. If a callable security is called, a Portfolio may have to reinvest the proceeds at a lower rate of interest.

Duration--The average duration of a portfolio of fixed income securities represents its exposure to changing interest rates. A portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates than a portfolio with a higher average duration.

High Yield Securities--Fixed income securities that are not investment grade are commonly referred to as junk bonds or high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities.

Mortgage Securities--These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. Mortgage securities are subject to prepayment risk--the risk that, as interest rates fall, borrowers will refinance their mortgages and "prepay" principal. A portfolio holding mortgage securities that are experiencing prepayments will have to reinvest these payments at lower prevailing interest rates. On the other hand, when interest rates rise, borrowers are less likely to refinance, resulting in lower prepayments. This can effectively extend the maturity of a Portfolio's mortgage securities, resulting in greater price volatility. It can be difficult to measure precisely the remaining life of a mortgage security or the average life of a portfolio of such securities.

                                             MAS Funds

                                             Investment Strategies and Related
                                             Risks
[LOGO OF MORGAN STANLEY INVESTMENT MANAGEMENT]


Yankee Bonds--Yankee bonds are U.S.-dollar denominated debt obligations issued by foreign governments and corporations and sold in the United States. They are considered U.S. securities for purposes of Portfolio investments.

FOREIGN SECURITIES
Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect an investing portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Foreign Currency--Foreign securities are denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since investing portfolios must convert the value of foreign securities into dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the portfolios' assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.


Emerging Market Securities--Investing in emerging market securities enhances the risks of foreign investing. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. In certain countries, the market may be dominated by a few issuers or sectors. Investment funds and structured investments are mechanisms for U.S. and other investors to invest in certain emerging markets that have laws precluding or limiting direct investments by foreign investors.

DERIVATIVES AND OTHER INVESTMENTS
Derivatives are financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivatives sometimes offer the most economical way of pursuing an investment strategy, limiting risks or enhancing returns, although there is no guarantee of success. Hedging strategies or instruments may not be available or practical in all circumstances. Derivative instruments may be publicly traded or privately negotiated. Derivatives used by the Adviser include futures contracts, options contracts, forward contracts, swaps, collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS"), and structured notes.

A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolios may use futures contracts to gain exposure to an entire market (e.g., stock index futures) or to control their exposure to changing foreign currency exchange rates. Portfolios investing in fixed income securities may use futures to control their exposure to changes in interest rates and to manage the overall maturity and duration of their securities holdings.

If a Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of a security or futures contract at an agreed-upon price. If a Portfolio "writes" an option, it sells to another person

                                             MAS Funds

                                             Investment Strategies and Related
                                             Risks
[LOGO OF MORGAN STANLEY INVESTMENT MANAGEMENT]


the right to buy from or sell to the Portfolio a specific amount of a security or futures contract at an agreed-upon price. The Portfolios may enter into swap transactions which are contracts in which a Portfolio agrees to exchange the return or interest rate on one instrument for the return or interest rate on another instrument. Payments may be based on currencies, interest rates, securities indices or commodity indices. Swaps may be used to manage the maturity and duration of a fixed income portfolio, or to gain exposure to a market without directly investing in securities traded in that market. Structured investments are units representing an interest in assets held in a trust that is not an investment company as defined in the 1940 Act. The trust may pay a return based on the income it receives from those assets, or it may pay a return based on a specified index.

Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities (SMBS) are derivatives based on mortgage securities. CMOs are issued in a number of series (known as "tranches"), each of which has a stated maturity. Cash flow from the underlying mortgages is allocated to the tranches in a predetermined, specified order. SMBS are multi-class mortgage securities issued by U.S. government agencies and instrumentalities and financial institutions. They usually have two classes, one receiving most of the principal payments from the mortgages, and one receiving most of the interest. In some cases, classes may receive interest only (called "IOs") or principal only (called "POs").

A Portfolio may enter into public or private over-the-counter derivatives transactions with counterparties that meet the Fund's requirements for credit quality and collateral. A Portfolio will not use derivatives to increase its level of risk above the level that could be achieved using only traditional investment securities. A Portfolio will not use derivatives as an indirect way of investing in assets that it cannot, as a matter of policy, invest in directly.

The amount that a Portfolio may invest in futures and options depends on the type of portfolio. The limitations are as follows:

The Fixed Income, Intermediate Duration and Targeted Duration Portfolios may enter into futures contracts and options on futures contracts for bona fide hedging purposes to an unlimited extent. It also can enter into futures contracts and options thereon for other purposes, provided that no more than 5% of the Portfolio's total assets at the time of the transaction are required as margin and option premiums to secure the Portfolio's obligations under such contracts.

The Fixed Income, Intermediate Duration and Targeted Duration Portfolios may invest in derivatives, such as forwards, futures, options, mortgage derivatives and when-issued securities that require a Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. This can cause a Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. A Portfolio in that position could be forced to sell other securities that it wanted to retain or to realize unintended gains or losses.

Risks of Derivatives--The primary risks of derivatives are: (i) changes in the market value of securities held or to be acquired by a Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for a Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) magnification of losses incurred due to changes in the market value of the securities to which they relate.

Hedging the Portfolio's currency risks involves the risks of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Mortgage derivatives are subject to the risks of price movements in response to changing interest rates and the level of prepayments

                                             MAS Funds

                                             Investment Strategies and Related
                                             Risks
[LOGO OF MORGAN STANLEY INVESTMENT MANAGEMENT]


made by borrowers. Depending on the class of CMO or SMBS that a Portfolio holds, these price movements may be significantly greater than those experienced by mortgage securities generally, depending on whether the payments are predominantly based on the principal or interest paid on the underlying mortgages. In addition, the yield to maturity of IOs and POs is extremely sensitive to prepayment levels. As a result, a high rate of prepayments can have a material effect on a Portfolio's yield to maturity and could cause a Portfolio to suffer losses.

TEMPORARY DEFENSIVE INVESTMENTS
When the Adviser believes that changes in economic, financial or political conditions warrant, each Portfolio may invest without limit in fixed income securities for temporary defensive purposes, as described in the Statement of Additional Information. If the Adviser incorrectly predicts the effects of these changes, the defensive investments may adversely affect the Portfolio's performance.

PORTFOLIO TURNOVER
Consistent with their investment policies, the Portfolios will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders. Nonetheless, short-term trading activities that result in high turnover rates are not incompatible with a stated objective of long-term capital growth or other long-term goals, and can lead to gains that may increase share value.

                                             MAS Funds

                                             General Shareholder Information
[LOGO OF MORGAN STANLEY INVESTMENT MANAGEMENT]

GENERAL SHAREHOLDER INFORMATION

VALUATION OF SHARES
We determine the NAV of the following Portfolios at the following times on each day the Portfolios are open for business:

[_]Fixed Income, Intermediate Duration and Targeted Duration Portfolios as of one hour after the close of the bond markets (normally 4:00 p.m. Eastern
   Time).

[_]Cash Reserves Portfolio as of 12:00 noon (Eastern Time).

The Fixed Income, Intermediate Duration and Targeted Duration Portfolios value their securities at market value. The Cash Reserves Portfolio values its securities using amortized cost valuation. When no quotations are readily available for securities or when the value of securities has been materially affected by events occurring after the close of the market, we will determine the value for those securities in good faith at fair value using methods approved by the Board of Trustees.

The NAV of Investment Class Shares may differ from that of other classes because of class-specific expenses that each class may pay, the distribution fees charged to Adviser Class Shares and the shareholder servicing fees charged to Investment Class Shares.

The Fund is closed for business on weekends and the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, the Cash Reserves Portfolio is closed on Columbus Day and Veterans Day. The value of portfolio securities may change on a day when you cannot purchase or redeem shares if a Portfolio invests in foreign securities that trade on days when the Fund is closed.

Dividends and Distributions--The Portfolios normally distribute substantially all of their net investment income to shareholders as follows:

------------------------------------------------------------------------------------------------
  Portfolio                                Monthly                                     Quarterly
------------------------------------------------------------------------------------------------
  Cash Reserves                                X
------------------------------------------------------------------------------------------------
  Fixed Income                                                                              X
------------------------------------------------------------------------------------------------
  Intermediate Duration                        X
------------------------------------------------------------------------------------------------
  Targeted Duration                            X
------------------------------------------------------------------------------------------------

If any net gains are realized from the sale of underlying securities, the Portfolios normally distribute the gains with the last distributions for the calendar year. All dividends and distributions are automatically paid in additional shares of the Portfolio unless you elect otherwise.

Taxes--Income dividends you receive will be taxable as ordinary income, whether you receive them in cash or in additional shares. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by such Portfolios from U.S. corporations. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its assets.

Investment income received by the Portfolios from sources within foreign countries may be subject to foreign income taxes. The Portfolios may be able to pass through to you for foreign tax credit purposes the amount of foreign income taxes that they paid.

Distributions paid in January but declared by a Portfolio in October, November or December of the previous year are taxable to you in the previous year.

Exchanges and redemptions of shares in a Portfolio are taxable events.

                                             MAS Funds

                                             Fund Management
[LOGO OF MORGAN STANLEY INVESTMENT MANAGEMENT]


Adviser--The Investment Adviser to the Fund, Miller Anderson & Sherrerd, ("MAS" or the "Adviser"), is a Pennsylvania limited partnership founded in 1969. The Adviser is wholly-owned by subsidiaries of Morgan Stanley Dean Witter & Co. and is an investment advisory affiliate of Morgan Stanley Investment Management Inc. ("MSIM"). The Adviser is located at One Tower Bridge, West Conshohocken, PA 19428-0868. The Adviser provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors. As of December 31, 2000, MSIM had in excess of $171.6 billion in assets under management.

The Adviser makes investment decisions for the Fund's Portfolios and places each Portfolio's purchase and sales orders. Each Portfolio, in turn, pays the Adviser an annual advisory fee calculated by applying a quarterly rate. The following table shows the Adviser's annual contractual and actual rates of compensation for the Fund's 2000 fiscal year.

Sub-Adviser--Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors") serves as Sub-Adviser to the Cash Reserves Portfolio. As Sub-Adviser, MSDW Advisors makes day-to-day investment decisions for the Cash Reserves Portfolio and places the Portfolio's purchase and sales orders. The Adviser pays MSDW Advisors 40% of the fee the Adviser receives from the Cash Reserves Portfolio as compensation for its sub-advisory services. MSDW Advisors, located at Two World Trade Center, New York, New York 10048, is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. MSDW Advisors develops, markets and manages a broad spectrum of proprietary mutual funds that are sold by MSDW financial advisors and offers professional money management services on a customized basis to individuals, institutional investors and retirement plan sponsors. MSDW Advisors and its wholly-owned subsidiary, Morgan Stanley Dean Witter Services Company Inc., serve in various investment advisory and administrative capacities to 100 investment companies and other portfolios with net assets under management of approximately $145 billion as of December 31, 2000.

--------------------------------------------------------------------------------
                                        Contractual              FY 2000 Actual
                                     Compensation Rate         Compensation Rate
--------------------------------------------------------------------------------
Cash Reserves Portfolio*                    .25%                     .197%
--------------------------------------------------------------------------------
Fixed Income Portfolio                     .375%                     .375%
--------------------------------------------------------------------------------
Intermediate Duration Portfolio            .375%                     .375%
--------------------------------------------------------------------------------
Targeted Duration Portfolio                .375%                        --
--------------------------------------------------------------------------------

* The Adviser is voluntarily waiving a portion of its fee and/or reimbursing certain expenses for the Cash Reserves and Targeted Duration Portfolios to keep Total Operating Expenses from exceeding .47% and .60%, respectively.

Portfolio Managers
A description of the business experience during the past five years for each of the investment professionals who are primarily responsible for the day-to-day management of the Fund's Portfolios is as follows:

Dale R. Albright, Vice President, MSDW Advisors, has served as Portfolio Manager/Analyst at MSDW Advisors since 1990. He serves as a Portfolio Manager for MSDW Advisors' taxable money market funds. He joined the management team for the Cash Reserves Portfolio in 1999.

W. David Armstrong, Managing Director, MSIM and MSDW Advisors, joined MSIM as a Portfolio Manager in 1998. He served as a Senior Vice President and Manager of U.S. proprietary trading at Lehman Brothers from 1995-1997. He joined the management team for the Fixed Income and Special Purpose Fixed Income Portfolios in 2000 and the Domestic Fixed Income Portfolio in 2001.

Thomas L. Bennett, Managing Director, MSIM and MSDW advisors, joined MAS in 1984. He joined the management team for the

                                             MAS Funds

                                             Fund Management
[LOGO OF MORGAN STANLEY INVESTMENT MANAGEMENT]


Fixed Income Portfolio in 1984, the Fixed Income II Portfolio in 1990, the Special Purpose Fixed Income and Balanced Portfolios in 1992, the Multi-Asset-Class Portfolio in 1994 and the Multi-Market Fixed Income Portfolio in 1997.

Michael J. Davey, Vice President, MSDW Advisors, has served as a Portfolio Manager/Analyst at MSDW Advisors since 1994. He serves as a Portfolio Manager for MSDW Advisors' taxable money market funds. He joined the management team for the Cash Reserves Portfolio in 2001.

Kenneth B. Dunn, Managing Director, MSIM, joined MAS in 1987. He joined the management team for the Fixed Income Portfolio in 1987, the Special Purpose Fixed Income Portfolio in 1992 and the Multi-Market Fixed Income Portfolio in 1997.

David S. Horowitz, Vice President, MSIM and MSDW Advisors, joined MAS as an analyst in 1995. He received a B.S. (Magna Cum Laude) from the Wharton School, University of Pennsylvania, and a B.S.E. in Computer Science Engineering from the University of Pennsylvania in 1996. He served as a Director of the Investments Committee for the University of Pennsylvania Student's Federal Credit Union from 1993-1996. He joined the Portfolio management teams for the Limited Duration and Targeted Duration Portfolios in 2000.

Angelo G. Manioudakis, Principal, MSIM and MSDW Advisors, joined MAS in 1993. He served as a Fixed Income Analyst from 1993 to 1995. From 1995 to 1998, he served as a Fixed Income Portfolio manager. He joined the management team for the Intermediate Duration Portfolio in 1998 and the Domestic Fixed Income and Fixed Income II Portfolios in 2000.

Charles Moon, Vice President, MSIM and MSDW Advisors, joined MAS as an analyst in 1999. He served as a Vice President and Global Banks Analyst for Citigroup from 1993-1999. He joined the management team for the Intermediate Duration Portfolio in 2001.

Jonathan R. Page, Senior Vice President, MSDW Advisors, has served as Portfolio Manager at MSDW Advisors since 1975. He serves as a Senior Portfolio Manager for MSDW Advisors' taxable money market funds. He joined the management team for the Cash Reserves Portfolio in 1999.

Scott F. Richard, Managing Director, MSIM and MSDW Advisors, joined MAS in 1992. He joined the management team for the Limited Duration, Intermediate Duration and Advisory Mortgage Portfolios in 1995, the Targeted Duration Portfolio in 1998 and the Domestic Fixed Income and Fixed Income II Portfolios in 2000.

Roberto M. Sella, Managing Director, MSIM, joined MAS in 1992. He served as a Financial Analyst from 1992-1998, and as a Portfolio Manager beginning in 1998. He joined the management team for the Fixed Income and Special Purpose Fixed Income Portfolios in 2000.

Distributor
Shares of the Fund are distributed exclusively through MAS Fund Distribution, Inc. ("MASDI"), a wholly-owned subsidiary of the Adviser. MASDI has entered into arrangements with certain financial intermediaries who may accept purchase and redemption orders for shares of certain Portfolios on its behalf.

Service Plan
The Fund has adopted a Service Plan (the "Service Plan") for each Portfolio's Investment Class Shares. Under the Service Plan, each Portfolio pays the Distributor a monthly shareholder servicing fee at an annual rate of 0.15% of the Portfolio's average daily net assets attributable to Investment Class Shares. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Investment Class Shares. Shareholder servicing fees are separate fees of the Investment Class Shares of each Portfolio and will reduce the net investment income and total return of the Investment Class Shares of these Portfolios.

                      (This page intentionally left blank)

                                             MAS Funds

                                             Financial Highlights
[LOGO OF MORGAN STANLEY INVESTMENT MANAGEMENT]

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance of each Portfolio for the past five years or, if less than five years, the life of the Portfolio or Class. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). As of the fiscal year ended September 30, 2000, the Targeted Duration Portfolio had not commenced operations. The information for the year 2000 has been extracted from the Fund's financial statements which were audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Fund's Statement of Additional Information and are included in the Fund's September 30, 2000 Annual Report to Shareholders. The information for periods ended prior to September 30, 2000 was audited by PricewaterhouseCoopers, LLP.
-------------------------------------------------------------------------------

                                          Net Gains or
           Net Asset                         Losses                           Dividend        Capital Gain
             Value-           Net        on Securities     Total from      Distributions      Distributions
           Beginning      Investment     (realized and     Investment     (net investment     (realized net        Other
           of Period        Income        unrealized)      Activities         income)        capital gains)    Distributions
 ---------------------------------------------------------------------------------------------------------------------------

  Cash Reserves Portfolio (Commencement of Investment Class Operations 8/16/99)
  2000            $1.000          $0.056            -              $0.056           ($0.056)            -           -
  1999             1.000           0.006            -               0.006            (0.006)            -           -
 ---------------------------------------------------------------------------------------------------------------------------

  Fixed Income Portfolio (Commencement of Investment Class Operations 10/15/96)
  2000            $11.27           $0.76          ($0.03)           $0.73            ($0.75)            -           -
  1999+++          12.22            0.76           (0.72)            0.04             (0.69)            -          (0.30)#
  1998+++          12.22            0.76            0.14             0.90             (0.73)           (0.17)       -
  1997+++          11.80            0.75            0.40             1.15             (0.60)           (0.13)       -
 ---------------------------------------------------------------------------------------------------------------------------

  Intermediate Duration Portfolio (Commencement of Investment Class Operations 8/16/99)
  2000             $9.77           $0.65          ($0.23)           $0.42            ($0.53)            -           -
  1999              9.76            0.11            0.04             0.15             (0.14)            -           -
 ---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Notes to the Financial Highlights

  # Represents distribution in excess of net realized gains.
  * Annualized
 ** Total return figures for partial years are not annualized.
  + For the respective periods ended September 30, the Ratio of Expenses to Average Net Assets for the following Portfolios excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be as follows for the respective periods.

  -----------------------------------------------------------------------
    Portfolio         1997           1998         1999           2000
  -----------------------------------------------------------------------
   Cash Reserves          -              -            0.47%*         0.47%
  -----------------------------------------------------------------------
   Fixed Income           0.65*          0.62         0.62           0.62
  -----------------------------------------------------------------------
   Intermediate
    Duration              -              -            0.63*          0.68
  -----------------------------------------------------------------------

 ++ For the periods indicated, the Adviser voluntarily agreed to waive its advisory fees and/or reimburse certain expenses to the extent necessary in order to keep Total Operating Expenses actually deducted from portfolio assets for the respective portfolios from exceeding voluntary expense limitations. For the respective periods ended September 30, the voluntarily waived and/or reimbursed expenses totaled the below listed amounts.

  -----------------------------------------------------------------------
                  Voluntarily waived and/or reimbursed expenses for:
  -----------------------------------------------------------------------
    Portfolio         1997           1998         1999           2000
  -----------------------------------------------------------------------
   Cash Reserves          -              -            0.04%*         0.07%
  -----------------------------------------------------------------------
   Fixed Income           0.12%*         -            -              -
  -----------------------------------------------------------------------
   Intermediate
    Duration              -              -            -              -
  -----------------------------------------------------------------------

 +++ Per share amounts for the year are based on average shares outstanding.

                                             MAS Funds

                                             Financial Highlights
[LOGO OF MORGAN STANLEY INVESTMENT MANAGEMENT]




----------------------------------------------------------------------------------------

                                            Net Assets-  Ratio of    Ratio of
                       Net Asset              End of     Expenses   Net Income Portfolio
         Total          Value-      Total     Period    to Average  to Average Turnover
     Distributions   End of Period Return** (thousands) Net Assets+ Net Assets   Rate
----------------------------------------------------------------------------------------

        ($0.056)        $1.000       5.75%     $1,977      0.52%       5.74%      N/A
         (0.006)         1.000       0.60         919      0.48*++     4.83*      N/A
----------------------------------------------------------------------------------------

         ($0.75)        $11.25       6.84%    $63,944      0.63%       6.89%       62%
          (0.99)         11.27       0.24      39,165      0.63        6.50       103
          (0.90)         12.22       7.72      48,944      0.63        6.31       121
          (0.73)         12.22      10.07       9,527      0.66*++     6.57*      179
----------------------------------------------------------------------------------------

           -             $9.66       5.68%    $27,678      0.69%       6.81%       76%
           -              9.77       1.49       9,304      0.64*       8.99*       97
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                MAS Funds

                                                Stable Value Investment Class
[LOGO OF MORGAN STANLEY INVESTMENT MANAGEMENT]  Prospectus

                                January 31, 2001
                           (As Revised June 1, 2001)

WHERE TO FIND ADDITIONAL INFORMATION

In addition to this prospectus, the Fund has a Statement of Additional Information ("SAI"), dated January 31, 2001, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this prospectus and, therefore, legally forms a part of this prospectus.

The Fund publishes annual and semi-annual reports ("Shareholder Reports") which contain additional information about each Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year.

You may obtain the SAI and Shareholder Reports without charge by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-202-942-8090;
(2) On-line: you may retrieve information from the Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Securities and Exchange Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-03980.

MAS FUNDS

ONE TOWER BRIDGE,
WEST CONSHOHOCKEN, PA 191428-0868.

FOR SHAREHOLDER INQUIRIES,
CALL CLIENT SERVICES AT 1-800-354-8185.

Prices and Investment Results are
available at
www.morganstanley.com/im
                             TRUSTEES OF THE FUND
                             --------------------
                          Thomas L. Bennett, Chairman

                               Thomas P. Gerrity

                                Joseph P. Healey

                                Joseph J. Kearns

                               Vincent R. McLean

                              C. Oscar Morong, Jr.

                                 James H. Scott

                              OFFICERS OF THE FUND
                              --------------------

                           Lorraine Truten, President

                   James A. Gallo, Vice President & Treasurer

                          Richard J. Shoch, Secretary



                                                            906-promasstavl-0601